Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and intangible assets
Summary of movements in goodwill and intangible assets

			Finite-life intangible
Movements during 2025		Indefinite-life
In millions of €	Goodwill	intangibles	Software	Other	Total
Cost
1 January 2025	585	784	14	19	1,402
Additions	—	3	—	—	3
Disposals	—	—	—	—	—
Currency translation	(53)	(73)	—	—	(126)
Other movements (a)	(22)	2	29	14	23
31 December 2025	510	716	43	33	1,302

Accumulated amortisation and impairment
1 January 2025	—	—	(14)	(10)	(24)
Amortisation/impairment for the year	—	—	(2)	(2)	(4)
Currency retranslation	—	—	—	—	—
Other movements (a)	—	—	(19)	(14)	(33)
31 December 2025	—	—	(35)	(26)	(61)
Net book value 31 December 2025	510	716	8	7	1,241

(a)	Other movements primarily reflect differences between amounts of prior period allocated as per carve out and the actual assets and liabilities transferred on Separation.

			Finite-life intangible
Movements during 2024		Indefinite-life
In millions of €	Goodwill	intangibles	Software	Other	Total
Cost
1 January 2024	558	743	14	19	1,334
Currency retranslation	27	41	—	—	68
31 December 2024	585	784	14	19	1,402

Accumulated amortisation and impairment
1 January 2024	—	—	(14)	(8)	(22)
Amortisation/impairment for the year	—	—	—	(2)	(2)
Currency retranslation	—	—	—	—	—
31 December 2024	—	—	(14)	(10)	(24)
Net book value 31 December 2024	585	784	—	9	1,378

Summary of cash generating units

Goodwill
In millions of €	2025	2024
Europe and ANZ	124	136
Americas	386	449
Total CGUs	510	585

Indefinite life intangible assets
In millions of €	2025	2024
Europe and ANZ	238	147
Americas	476	631
Others (a)	2	6
Total CGUs	716	784

(a)	Included within Others are individually insignificant amounts of indefinite-life intangible assets.

	2025

Significant CGUs	Europe and ANZ	Americas
Longer-term sustainable growth rates	0.9%	1.6%
Average near-term nominal growth rates	2.5%	1.0%
Discount rate	10.1%	10.1%

	2024

Significant CGUs	Europe and ANZ	Americas
Longer-term sustainable growth rates	1.3%	2.0%
Average near-term nominal growth rates	2.5%	3.0%
Discount rate	9.6%	9.8%